As filed with the Securities and Exchange Commission on April 21, 2003


                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO.    ( )

                       POST-EFFECTIVE AMENDMENT NO. 9 (X)


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       AMENDMENT NO. 20               (X)


                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208


Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

____ Immediately upon filing pursuant to paragraph (b)
 X   On May 1, 2003, pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ On ___________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

Explanatory Note

This post-effective amendment no. 9 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated May 1, 2003. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as provided in the supplement. The Statement of Additional Information and Part C of the Registration Statement are incorporated by reference to Registrant's post-effective amendment no. 8 filed on April 21, 2003.

                           SCHWABsignature(TM) ANNUITY
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                       Supplement dated May 1, 2003 to the
                   Prospectus for the Schwabsignature Annuity
                                dated May 1, 2003


For Contracts issued prior to June 13, 2003, if you choose Death Benefit option 2, your Mortality and Expense Risk Charge will be 0.70%. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 6 of the prospectus, please replace the seventh paragraph of the section entitled Summary with the following:

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions minus any withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to June 13, 2003, if you choose Death Benefit option 2, this charge will be 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

On Page 7 of the prospectus, please replace the footnote to the section entitled Series Account Annual Expenses (as a percentage of average net assets), denoted by the single asterisk, with the following:

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before June 13, 2003, if you select Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.70%.

On Page 20 of the prospectus, please replace the fourth paragraph of the section entitled Death Benefit with the following:

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before June 13, 2003, if you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

On Page 22 of the prospectus, please replace the first paragraph of the section entitled Mortality and Expense Risk Charge with the following:

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to June 13, 2003, if you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

On Page 29 of the prospectus, please replace the footnote denoted by the single asterisk on the table entitled Average Annual Total Return for a Contract as of 12/31/02 Assumes Hypothetical $1,000 Contribution* Performance Data with the following:

*Each calculation assumes that the $1,000 initial contribution was allocated to only one Sub-Account and no transfers or subsequent contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the maximum M&E charge of 0.85% assessed under Death Benefit option
2. If you selected Death Benefit option 1, your M&E charge will be 0.65%, resulting in a higher return for the Sub-Account than that shown. If you chose Death Benefit option 2 for a Contract issued before June 13, 2003, your M&E charge would be 0.70%, resulting in a higher return for the Sub-Account than that shown.

On Page 37 of the prospectus, please replace paragraph (c) of Appendix B - Net Investment Factor with the following:

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before June 13, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on June 13, 2003 or thereafter.



                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 21st day of April, 2003.



                               VARIABLE ANNUITY-1 SERIES ACCOUNT
                               (Registrant)


                               By:      /s/ William T. McCallum
                                        -----------------------------------
                                        William T. McCallum, President
                                        and Chief Executive Officer of
                                        Great-West Life & Annuity
                                        Insurance Company


                               GREAT-WEST LIFE & ANNUITY
                               INSURANCE COMPANY
                               (Depositor)


                               By:      /s/ William T. McCallum
                                        -----------------------------------
                                        William T. McCallum, President
                                        and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                           Date


/s/ Robert Gratton                        *                   04/21/03
-------------------------------------------                   --------
Director and Chairman of the Board,
Robert Gratton

/s/ William T. McCallum                                       04/21/03
-------------------------------------------                   --------
Director, President and Chief Executive
Officer, William T. McCallum

/s/ Mitchell T.G. Graye                                       04/21/03
-------------------------------------------                   --------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog                            *                  04/21/03
--------------------------------------------                  --------
Director, James Balog


/s/ James W. Burns                         *                  04/21/03
--------------------------------------------                  --------
Director, James W. Burns

Signature and Title                                           Date



/s/ Orest T. Dackow                         *                 04/21/03
---------------------------------------------                 --------
Director, Orest T. Dackow


---------------------------------------------                 --------
Director, Andre Desmarais


/s/ Paul Desmarais, Jr.                     *                 04/21/03
---------------------------------------------                 --------
Director, Paul Desmarais, Jr.


/s/ Kevin P. Kavanagh                       *                 04/21/03
---------------------------------------------                 --------
Director, Kevin P. Kavanagh


/s/ William Mackness                        *                 04/21/03
---------------------------------------------                 --------
Director, William Mackness


/s/ Jerry E. A. Nickerson                   *                 04/21/03
---------------------------------------------                 --------
Director, Jerry E. A. Nickerson


/s/ P. Michael Pitfield                     *                 04/21/03
---------------------------------------------                 --------
Director, P. Michael Pitfield


/s/ Michel Plessis-Belair                   *                 04/21/03
---------------------------------------------                 --------
Director, Michel Plessis-Belair


/s/ Brian E. Walsh                          *                 04/21/03
---------------------------------------------                 --------
Director, Brian E. Walsh



*By:     /s/ D. C. Lennox                                     04/21/03
         ------------------------------------                 --------
         D. C. Lennox

Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Post-Effective Amendment No. 8, Registrant's Registration Statement on Form N-4, filed on April 12, 2002 (File No. 333-01153).